EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 8 EARNINGS (LOSS) PER SHARE

The following table provides a reconciliation of the numerators and denominators reflected in the basic and diluted earnings per share computations, as required by ASC No. 260, “Earnings per Share.”

Basic earnings per share (“EPS”) is computed by dividing reported earnings available to stockholders by the weighted average shares outstanding. We had net losses for the years ended December 31, 2024 and 2023 and the effect of including dilutive securities in the earnings per common share would have been anti-dilutive for the purpose of calculating EPS. Accordingly, all options, warrants, and shares potentially convertible into common shares were excluded from the calculation of diluted earnings per share for the periods ended December 31, 2024 and 2023.

	December 31, 2024	December 31, 2023

Basic EPS
Net Loss	$(3,980,820)	$(4,142,666)
Weighted Average Shares	2,203,893	1,996,678
Basic Loss Per Share	$(1.81)	$(2.07)

For the years ended December 31, 2024 and 2023, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	December 31, 2024	December 31, 2023
Warrants	1,882,076	631,737
Options	217,016	162,625
Total	2,099,092	794,362